Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B	Subscription receivable	Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2022		$ 1		$ 2	$ (3)	$ 81,688	$ 3,920,675	$ 4,002,363
Balance (in Shares) at Dec. 31, 2022	[1]	9,240,000		18,760,000
Net income							1,421,303	1,421,303
Balance at Dec. 31, 2023		$ 1		$ 2	(3)	81,688	5,341,978	5,423,666
Balance (in Shares) at Dec. 31, 2023	[1]	9,240,000		18,760,000
Net income							950,865	950,865
Balance at Dec. 31, 2024		$ 1		$ 2	(3)	81,688	6,292,843	6,374,531
Balance (in Shares) at Dec. 31, 2024	[1]	9,240,000		18,760,000
Net income							1,223,156	1,223,156
Issuance of Class A ordinary shares upon Initial Public Offering (“IPO”), net of deferred offering costs			[2]			4,894,180		4,894,180
Issuance of Class A ordinary shares upon Initial Public Offering (“IPO”), net of deferred offering costs (in Shares)	[1]	1,725,000
Balance at Dec. 31, 2025		$ 1		$ 2	$ (3)	$ 4,975,868	$ 7,515,999	$ 12,491,867
Balance (in Shares) at Dec. 31, 2025	[1]	10,965,000		18,760,000

[1]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.
[2]	The amount is less than $1.